Related Party Transactions - Founder Shares (Details)				3 Months Ended				9 Months Ended	12 Months Ended
	Jul. 10, 2020 USD ($)	Jul. 08, 2020 shares	Apr. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Aug. 31, 2020 shares	May 31, 2020 shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Related Party Transactions
Issuance of common shares (in shares)					800,000	1,058,500			13,375,384
Issuance of common shares | $							$ 3,244,433		$ 22,575,379
Therapeutics Acquisition Corp.
Related Party Transactions
Issuance of common shares | $								$ 25,000
Stock split				1				1
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				1 year				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00				$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days				150 days
Therapeutics Acquisition Corp. | Sponsor
Related Party Transactions
Issuance of common shares (in shares)			2,875,000
Issuance of common shares | $	$ 25,000		$ 25,000
Capital contribution (in dollars per share) | $ / shares			$ 0.0001
Stock split		1
Number of shares held after stock split (in shares)		3,392,500
Number of shares subject to forfeiture (in shares)		442,500						442,500